OTHER GAINS / (LOSSES) (Details) - AUD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Aug. 31, 2018
Disclosure of Other Gains or Losses [Line Items]
Net foreign exchange gains / (losses)		$ 92,518
Net impairment losses		(500,000)
Total other gains / (losses)		(407,482)
Impairment of investments		500,000
Swisstec [Member]
Disclosure of Other Gains or Losses [Line Items]
Investment in joint venture			$ 250,000
Blockshine Health Pty Ltd [Member]
Disclosure of Other Gains or Losses [Line Items]
Investment in joint venture	$ 250,000	$ 250,000
Ownership interest (as a percent)	49.00%	49.00%